Investment in an Equity Investee (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Apr. 25, 2025	Dec. 31, 2024	Jun. 30, 2024
Investment in an Equity Investee
Investment in an equity investee	$ 3,645		$ 77,765
Gain on divestment of SHPL
Investment in an Equity Investee
Investment in an equity investee	$ 3,645		$ 77,765	$ 80,519
Divestment of ownership (as a percent)	45.00%	45.00%
Equity interest (as a percent)	5.00%	50.00%